Schedule of Activity Related Share-Based Compensation (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	133,950	133,950	136,109	136,109	36,867
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 5.76	$ 5.76	$ 5.70	$ 5.70	$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	91,667	91,667	0	0	123,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 6.45	$ 0.00	$ 0.00	$ 6.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		0	(922)	(922)	(24,008)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.00	$ 3.00	$ 3.00	$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		0	1,237	(1,237)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price		$ 0.00	$ 3.00	$ 3.00	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		225,617	133,950	133,950	136,109
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 6.04	$ 5.76	$ 5.76	$ 5.70